The Date of Authorization for Issuance of the Financial Statements and Procedures for Authorization	6 Months Ended
Jun. 30, 2023
The Date of Authorization for Issuance of the Financial Statements and Procedures for Authorization
The Date of Authorization for Issuance of the Financial Statements and Procedures for Authorization
2.	The Date of Authorization for Issuance of the Financial Statements and Procedures for Authorization

These unaudited condensed interim consolidated financial statements were authorized for issuance by the Board of Directors on September 19, 2023.